Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal:
Current												$ (30.7)	$ 107.3	$ 22.8
Deferred												(28.8)	774.8	800.1
Total Federal												(41.9)	882.1	822.9
State and Local:
Current												(10.5)	14.5	22.8
Deferred												(21.2)	23.0	56.9
Total State and Local												(31.8)	37.5	79.7
Income Tax Expense (Credit)												(73.7)	919.6	902.6
Income Tax Expense:
Deferred												(50.0)	808.2	868.8
Income Tax Expense (Credit)												(73.7)	919.6	902.6
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	$ 375.2	$ (764.2)	[1]	$ 503.9		$ 503.1	$ 470.7		$ 519.6	$ 431.3	$ 630.7	618.0	2,052.3	1,638.0
Discontinued Operations				2.5	[2]		(265.5)	[3]	(7.8)	0.1	(10.5)	2.5	(283.7)	(47.5)
Income Tax Expense (Credit)												(73.7)	919.6	902.6
Pretax Income												546.8	2,688.2	2,493.1
Income Taxes on Pretax Income at Statutory Rate (35%)												191.4	940.9	872.6
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation												41.7	53.6	54.0
Investment Tax Credits, Net												(12.3)	(11.6)	(12.8)
State and Local Income Taxes, Net												(20.7)	24.4	54.3
Removal Costs												(39.8)	(28.8)	(23.9)
AFUDC												(44.8)	(51.6)	(41.8)
Valuation Allowance												(128.3)	17.2	(2.5)
Tax Adjustments												(43.9)	(20.1)	(10.1)
U.K. Windfall Tax												(12.9)	0.0	0.0
Other												(4.1)	(4.4)	12.8
Income Tax Expense (Credit)												$ (73.7)	$ 919.6	$ 902.6
Effective Income Tax Rate												(13.47842%)	34.20876%	36.20392%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	2,753.0						2,503.9					$ 2,753.0	$ 2,503.9
Deferred Tax Liabilities	(14,637.4)						(14,237.1)					(14,637.4)	(14,237.1)
Property Related Temporary Differences	(8,758.1)						(8,533.3)					(8,758.1)	(8,533.3)
Amounts Due from Customers for Future Federal Income Taxes	(292.2)						(263.5)					(292.2)	(263.5)
Deferred State Income Taxes	(976.6)						(872.0)					(976.6)	(872.0)
Securitized Assets	(535.6)						(633.2)					(535.6)	(633.2)
Regulatory Assets	(896.9)						(873.6)					(896.9)	(873.6)
Deferred Income Taxes on Other Comprehensive Loss	88.7						72.2					88.7	72.2
Accrued Nuclear Decommissioning	(666.8)						(614.6)					(666.8)	(614.6)
Net Operating Loss Carryforward	101.2						39.6					101.2	39.6
Tax Credit Carryforward	45.1						85.0					45.1	85.0
Valuation Allowance	(1.8)						(130.0)					(1.8)	(130.0)
All Other, Net	8.6						(9.8)					8.6	(9.8)
Net Deferred Tax Liabilities	(11,884.4)						(11,733.2)					(11,884.4)	(11,733.2)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense												2.7	2.7	$ 2.9
Interest Income												9.9	0.8	1.2
Reversal of Prior Period Interest Expense												3.3	0.0	2.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	2.9						44.7					2.9	44.7
Accrual for Payment of Interest and Penalties	5.8						7.2					5.8	7.2
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,						187.0					182.0	187.0	182.0	175.2
Increase - Tax Positions Taken During a Prior Period												86.0	5.4	18.2
Decrease - Tax Positions Taken During a Prior Period												(161.2)	(0.4)	(1.5)
Increase - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities												(13.0)	0.0	(0.6)
Decrease - Lapse of the Applicable Statute of Limitations												0.0	0.0	(9.3)
Balance at December 31,	98.8						187.0					98.8	187.0	182.0	$ 175.2
Unrecognized Tax Benefits, if Recognized - Amount	15.8						100.2					$ 15.8	$ 100.2	$ 97.2
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income												35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss												$ 143.0
Income Tax Expense (Credit)												(73.7)	$ 919.6	$ 902.6
Interest Income												16.3	7.9	7.4
Net Income (Loss)	375.2	(764.2)	[1]	503.9		503.1	470.7		519.6	431.3	630.7	$ 618.0	2,052.3	$ 1,638.0
Period with No Change in Unrecognized Tax Benefits												12 months
Original Indiana Corporate Income Tax Rate												8.50%
Reduced Indiana Corporate Income Tax Rate												6.50%
Reduction In Indiana Corporate Tax Rate												0.50%
Indiana Corporate Tax Rate												4.90%
Original WV Corporate Income Tax Rate														7.00%
Reduced WV Corporate Income Tax														6.50%
Pre-2016 TX Income/Franchise Tax Rate												0.95%
New TX Income/Franchise Tax Rate												0.75%
Anticipated TX Income/Franchise Tax Rate												1.00%
Valuation Allowance	(1.8)						(130.0)					$ (1.8)	(130.0)
Transmission and Distribution Expenses Net Income Adjustment												21.0
Appalachian Power Co [Member]
Federal:
Current												64.1
Deferred												125.8
Deferred Investment Tax Credits													(0.3)	$ (0.7)
Total Federal												189.8
State and Local:
Current												4.4
Deferred												4.9
Deferred Investment Tax Credits													(0.3)	(0.7)
Total State and Local												9.3
Income Tax Expense (Credit)												199.1	194.3	154.9
Income Tax Expense:
Current													(32.9)	10.9
Deferred												130.7	227.5	144.7
Deferred Investment Tax Credits													(0.3)	(0.7)
Income Tax Expense (Credit)												199.1	194.3	154.9
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	65.3	104.1		73.4		126.3	65.2		74.6	59.0	141.8	369.1	340.6	215.4
Discontinued Operations				0.0			0.0		0.0	0.0	0.0
Income Tax Expense (Credit)												199.1	194.3	154.9
Pretax Income												568.2	534.9	370.3
Income Taxes on Pretax Income at Statutory Rate (35%)												198.9	187.2	129.6
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation												19.3	19.8	23.5
Investment Tax Credits, Net												(0.1)	(0.3)	(0.6)
State and Local Income Taxes, Net												6.0	7.2	6.5
Removal Costs												(12.0)	(9.9)	(6.8)
AFUDC												(6.1)	(7.0)	(3.8)
Valuation Allowance												(1.7)	1.7	(2.5)
Other												(5.2)	(4.4)	9.0
Income Tax Expense (Credit)												$ 199.1	$ 194.3	$ 154.9
Effective Income Tax Rate												35.04048%	36.32455%	41.83095%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	413.5						412.9					$ 413.5	$ 412.9
Deferred Tax Liabilities	(3,085.8)						(2,939.9)					(3,085.8)	(2,939.9)
Property Related Temporary Differences	(2,031.9)						(1,866.0)					(2,031.9)	(1,866.0)
Amounts Due from Customers for Future Federal Income Taxes	(73.1)						(68.2)					(73.1)	(68.2)
Deferred State Income Taxes	(319.3)						(308.7)					(319.3)	(308.7)
Securitized Assets	(106.9)						(114.8)					(106.9)	(114.8)
Regulatory Assets	(159.9)						(169.1)					(159.9)	(169.1)
Deferred Income Taxes on Other Comprehensive Loss	4.5						1.5					4.5	1.5
Tax Credit Carryforward	11.7						19.2					11.7	19.2
All Other, Net	2.6						(20.9)					2.6	(20.9)
Net Deferred Tax Liabilities	(2,672.3)						(2,527.0)					(2,672.3)	(2,527.0)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense												0.0	0.4	$ 0.0
Interest Income												0.1	0.0	0.0
Reversal of Prior Period Interest Expense												0.0	0.0	0.2
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0.0						0.0					0.0	0.0
Accrual for Payment of Interest and Penalties	0.1						0.0					0.1	0.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,						0.3					0.0	0.3	0.0	1.2
Increase - Tax Positions Taken During a Prior Period												0.0	0.3	0.0
Decrease - Tax Positions Taken During a Prior Period												(0.3)	0.0	0.0
Increase - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities												0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations												0.0	0.0	(1.2)
Balance at December 31,	0.0						0.3					0.0	0.3	0.0	1.2
Unrecognized Tax Benefits, if Recognized - Amount	0.0						0.2					$ 0.0	$ 0.2	$ 0.0
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income												35.00%	35.00%	35.00%
Income Tax Expense (Credit)												$ 199.1	$ 194.3	$ 154.9
Net Income (Loss)	65.3	104.1		73.4		126.3	65.2		74.6	59.0	141.8	$ 369.1	340.6	$ 215.4
Period with No Change in Unrecognized Tax Benefits												12 months
Original Indiana Corporate Income Tax Rate												8.50%
Reduced Indiana Corporate Income Tax Rate												6.50%
Reduction In Indiana Corporate Tax Rate												0.50%
Indiana Corporate Tax Rate												4.90%
Original WV Corporate Income Tax Rate														7.00%
Reduced WV Corporate Income Tax														6.50%
Indiana Michigan Power Co [Member]
Federal:
Current												$ (44.8)
Deferred												104.9
Deferred Investment Tax Credits													(3.3)	$ (4.9)
Total Federal												63.9
State and Local:
Current												3.4
Deferred												0.2
Deferred Investment Tax Credits													(3.3)	(4.9)
Total State and Local												3.6
Income Tax Expense (Credit)												67.5	96.1	79.6
Income Tax Expense:
Current													5.2	14.3
Deferred												105.1	94.2	70.2
Deferred Investment Tax Credits													(3.3)	(4.9)
Income Tax Expense (Credit)												67.5	96.1	79.6
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	38.5	75.4		51.3		74.7	24.9		56.6	50.6	72.7	239.9	204.8	155.6
Discontinued Operations				0.0			0.0		0.0	0.0	0.0
Income Tax Expense (Credit)												67.5	96.1	79.6
Pretax Income												307.4	300.9	235.2
Income Taxes on Pretax Income at Statutory Rate (35%)												107.6	105.3	82.3
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation												6.7	9.5	12.9
Investment Tax Credits, Net												(4.7)	(3.3)	(4.9)
State and Local Income Taxes, Net												2.4	5.8	7.7
Removal Costs												(21.3)	(12.6)	(11.3)
AFUDC												(7.3)	(6.2)	(10.0)
Tax Adjustments												(14.2)	(4.2)	1.2
Other												(1.7)	1.8	1.7
Income Tax Expense (Credit)												$ 67.5	$ 96.1	$ 79.6
Effective Income Tax Rate												21.95836%	31.93752%	33.84354%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	912.9						837.4					$ 912.9	$ 837.4
Deferred Tax Liabilities	(2,440.3)						(2,198.9)					(2,440.3)	(2,198.9)
Property Related Temporary Differences	(579.4)						(521.6)					(579.4)	(521.6)
Amounts Due from Customers for Future Federal Income Taxes	(50.4)						(42.7)					(50.4)	(42.7)
Deferred State Income Taxes	(158.7)						(124.8)					(158.7)	(124.8)
Regulatory Assets	(81.0)						(70.2)					(81.0)	(70.2)
Deferred Income Taxes on Other Comprehensive Loss	8.8						9.0					8.8	9.0
Accrued Nuclear Decommissioning	(666.8)						(614.6)					(666.8)	(614.6)
Net Operating Loss Carryforward	7.1						0.0					7.1	0.0
All Other, Net	(7.0)						3.4					(7.0)	3.4
Net Deferred Tax Liabilities	(1,527.4)						(1,361.5)					(1,527.4)	(1,361.5)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense												0.2	0.2	$ 0.0
Interest Income												0.0	0.0	0.0
Reversal of Prior Period Interest Expense												0.0	0.0	0.3
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0.0						0.0					0.0	0.0
Accrual for Payment of Interest and Penalties	0.9						0.6					0.9	0.6
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,						2.4					2.3	2.4	2.3	3.2
Increase - Tax Positions Taken During a Prior Period												1.8	0.1	1.4
Decrease - Tax Positions Taken During a Prior Period												(0.4)	0.0	0.0
Increase - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities												0.0	0.0	(0.7)
Decrease - Lapse of the Applicable Statute of Limitations												0.0	0.0	(1.6)
Balance at December 31,	3.8						2.4					3.8	2.4	2.3	3.2
Unrecognized Tax Benefits, if Recognized - Amount	2.5						1.6					$ 2.5	$ 1.6	$ 1.6
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income												35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss												$ 20.0
Income Tax Expense (Credit)												67.5	$ 96.1	$ 79.6
Net Income (Loss)	38.5	75.4		51.3		74.7	24.9		56.6	50.6	72.7	$ 239.9	204.8	$ 155.6
Period with No Change in Unrecognized Tax Benefits												12 months
Original Indiana Corporate Income Tax Rate												8.50%
Reduced Indiana Corporate Income Tax Rate												6.50%
Reduction In Indiana Corporate Tax Rate												0.50%
Indiana Corporate Tax Rate												4.90%
Original WV Corporate Income Tax Rate														7.00%
Reduced WV Corporate Income Tax														6.50%
Ohio Power Co [Member]
Federal:
Current												$ 178.8
Deferred												(40.8)
Deferred Investment Tax Credits													(0.1)	$ (0.3)
Total Federal												138.0
State and Local:
Current												4.2
Deferred												1.6
Deferred Investment Tax Credits													(0.1)	(0.3)
Total State and Local												5.8
Income Tax Expense (Credit)												143.8	126.5	132.2
Income Tax Expense:
Current													89.0	58.1
Deferred												(39.2)	37.6	74.4
Deferred Investment Tax Credits													(0.1)	(0.3)
Income Tax Expense (Credit)												143.8	126.5	132.2
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	37.5	99.9		74.6		70.2	48.0		71.6	47.7	65.4	282.2	232.7	216.4
Discontinued Operations				0.0			0.0		0.0	0.0	0.0
Income Tax Expense (Credit)												143.8	126.5	132.2
Pretax Income												426.0	359.2	348.6
Income Taxes on Pretax Income at Statutory Rate (35%)												149.1	125.7	122.0
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation												7.1	8.2	6.7
Investment Tax Credits, Net												0.0	(0.1)	(0.2)
State and Local Income Taxes, Net												3.8	0.7	8.8
Other												(16.2)	(8.0)	(5.1)
Income Tax Expense (Credit)												$ 143.8	$ 126.5	$ 132.2
Effective Income Tax Rate												33.75587%	35.21715%	37.92312%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	232.4						162.4					$ 232.4	$ 162.4
Deferred Tax Liabilities	(1,578.5)						(1,545.6)					(1,578.5)	(1,545.6)
Property Related Temporary Differences	(1,090.8)						(1,022.8)					(1,090.8)	(1,022.8)
Amounts Due from Customers for Future Federal Income Taxes	(43.6)						(44.6)					(43.6)	(44.6)
Deferred State Income Taxes	(34.6)						(34.4)					(34.6)	(34.4)
Regulatory Assets	(174.1)						(220.0)					(174.1)	(220.0)
Deferred Income Taxes on Other Comprehensive Loss	(1.6)						(2.3)					(1.6)	(2.3)
Deferred Fuel and Purchased Power	(117.6)						(117.4)					(117.6)	(117.4)
All Other, Net	116.2						58.3					116.2	58.3
Net Deferred Tax Liabilities	(1,346.1)						(1,383.2)					(1,346.1)	(1,383.2)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense												0.2	1.0	$ 0.1
Interest Income												0.0	0.0	0.0
Reversal of Prior Period Interest Expense												0.0	0.0	0.2
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0.0						0.0					0.0	0.0
Accrual for Payment of Interest and Penalties	1.7						0.6					1.7	0.6
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,						6.9					6.9	6.9	6.9	2.1
Increase - Tax Positions Taken During a Prior Period												0.0	0.0	6.4
Decrease - Tax Positions Taken During a Prior Period												0.0	0.0	0.0
Increase - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities												0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations												0.0	0.0	(1.6)
Balance at December 31,	6.9						6.9					6.9	6.9	6.9	2.1
Unrecognized Tax Benefits, if Recognized - Amount	4.4						4.5					$ 4.4	$ 4.5	$ 4.5
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income												35.00%	35.00%	35.00%
Income Tax Expense (Credit)												$ 143.8	$ 126.5	$ 132.2
Net Income (Loss)	37.5	99.9		74.6		70.2	48.0		71.6	47.7	65.4	$ 282.2	232.7	$ 216.4
Period with No Change in Unrecognized Tax Benefits												12 months
Original Indiana Corporate Income Tax Rate												8.50%
Reduced Indiana Corporate Income Tax Rate												6.50%
Reduction In Indiana Corporate Tax Rate												0.50%
Indiana Corporate Tax Rate												4.90%
Original WV Corporate Income Tax Rate														7.00%
Reduced WV Corporate Income Tax														6.50%
Public Service Co Of Oklahoma [Member]
Federal:
Current												$ (28.0)
Deferred												77.2
Deferred Investment Tax Credits													(0.6)	$ 0.1
Total Federal												47.8
State and Local:
Current												(1.9)
Deferred												5.3
Deferred Investment Tax Credits													(0.6)	0.1
Total State and Local												6.6
Income Tax Expense (Credit)												54.4	51.3	50.6
Income Tax Expense:
Current													(6.4)	(24.2)
Deferred												82.5	58.3	74.7
Deferred Investment Tax Credits													(0.6)	0.1
Income Tax Expense (Credit)												54.4	51.3	50.6
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	2.6	52.8		28.9		15.7	7.0		44.7	27.1	13.7	100.0	92.5	86.9
Discontinued Operations				0.0			0.0		0.0	0.0	0.0
Income Tax Expense (Credit)												54.4	51.3	50.6
Pretax Income												154.4	143.8	137.5
Income Taxes on Pretax Income at Statutory Rate (35%)												54.0	50.3	48.1
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation												0.8	0.5	0.2
Investment Tax Credits, Net												(1.4)	(1.8)	(0.8)
State and Local Income Taxes, Net												4.2	5.1	4.8
AFUDC												(2.2)	(3.1)	(1.1)
Other												(1.0)	0.3	(0.6)
Income Tax Expense (Credit)												$ 54.4	$ 51.3	$ 50.6
Effective Income Tax Rate												35.23316%	35.67455%	36.80%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	153.8						141.2					$ 153.8	$ 141.2
Deferred Tax Liabilities	(1,212.6)						(1,113.0)					(1,212.6)	(1,113.0)
Property Related Temporary Differences	(927.3)						(861.9)					(927.3)	(861.9)
Amounts Due from Customers for Future Federal Income Taxes	(3.2)						(2.2)					(3.2)	(2.2)
Deferred State Income Taxes	(128.5)						(117.0)					(128.5)	(117.0)
Regulatory Assets	(67.6)						(54.3)					(67.6)	(54.3)
Deferred Income Taxes on Other Comprehensive Loss	(1.8)						(2.3)					(1.8)	(2.3)
Deferred Federal Income Taxes on Deferred State Income Taxes	50.6						46.6					50.6	46.6
Net Operating Loss Carryforward	16.5						7.1					16.5	7.1
Tax Credit Carryforward	0.0						0.6					0.0	0.6
All Other, Net	2.5						11.6					2.5	11.6
Net Deferred Tax Liabilities	(1,058.8)						(971.8)					(1,058.8)	(971.8)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense												0.0	0.1	$ 0.1
Interest Income												0.3	0.0	0.0
Reversal of Prior Period Interest Expense												0.7	0.0	0.1
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0.6						0.0					0.6	0.0
Accrual for Payment of Interest and Penalties	0.0						0.4					0.0	0.4
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,						1.3					1.3	1.3	1.3	2.2
Increase - Tax Positions Taken During a Prior Period												0.1	0.0	0.0
Decrease - Tax Positions Taken During a Prior Period												(1.3)	0.0	0.0
Increase - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities												0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations												0.0	0.0	(0.9)
Balance at December 31,	0.1						1.3					0.1	1.3	1.3	2.2
Unrecognized Tax Benefits, if Recognized - Amount	0.1						0.9					$ 0.1	$ 0.9	$ 0.9
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income												35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss												$ 17.0
Income Tax Expense (Credit)												54.4	$ 51.3	$ 50.6
Net Income (Loss)	2.6	52.8		28.9		15.7	7.0		44.7	27.1	13.7	$ 100.0	92.5	86.9
Period with No Change in Unrecognized Tax Benefits												12 months
Pre-2016 TX Income/Franchise Tax Rate												0.95%
New TX Income/Franchise Tax Rate												0.75%
Anticipated TX Income/Franchise Tax Rate												1.00%
Transmission and Distribution Expenses Net Income Adjustment												$ 2.0
Southwestern Electric Power Co [Member]
Federal:
Current												(96.7)
Deferred												172.6
Deferred Investment Tax Credits													(1.4)	(1.4)
Total Federal												74.7
State and Local:
Current												(12.6)
Deferred												(10.0)
Deferred Investment Tax Credits													(1.4)	(1.4)
Total State and Local												(22.6)
Income Tax Expense (Credit)												52.1	84.8	66.4
Income Tax Expense:
Current													44.3	(171.6)
Deferred												162.6	41.9	239.4
Deferred Investment Tax Credits													(1.4)	(1.4)
Income Tax Expense (Credit)												52.1	84.8	66.4
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	16.5	84.4		44.3		24.5	7.7		82.1	59.5	46.7	169.7	196.0	144.6
Discontinued Operations				0.0			0.0		0.0	0.0	0.0
Income Tax Expense (Credit)												52.1	84.8	66.4
Pretax Income												221.8	280.8	211.0
Income Taxes on Pretax Income at Statutory Rate (35%)												77.6	98.3	73.8
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation												3.2	3.1	2.9
Depletion												(5.5)	(5.5)	(4.1)
Investment Tax Credits, Net												(1.2)	(1.4)	(1.4)
State and Local Income Taxes, Net												(14.7)	4.8	3.1
AFUDC												(3.9)	(9.2)	(4.2)
Other												(3.4)	(5.3)	(3.7)
Income Tax Expense (Credit)												$ 52.1	$ 84.8	$ 66.4
Effective Income Tax Rate												23.48963%	30.19943%	31.46919%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	230.5						194.7					$ 230.5	$ 194.7
Deferred Tax Liabilities	(1,837.4)						(1,594.5)					(1,837.4)	(1,594.5)
Property Related Temporary Differences	(1,445.2)						(1,275.1)					(1,445.2)	(1,275.1)
Amounts Due from Customers for Future Federal Income Taxes	(48.2)						(47.8)					(48.2)	(47.8)
Deferred State Income Taxes	(175.1)						(132.3)					(175.1)	(132.3)
Regulatory Assets	(40.7)						(26.1)					(40.7)	(26.1)
Deferred Income Taxes on Other Comprehensive Loss	5.1						5.0					5.1	5.0
Impairment Loss	20.3						20.7					20.3	20.7
Net Operating Loss Carryforward	40.3						19.7					40.3	19.7
Tax Credit Carryforward	0.1						0.7					0.1	0.7
All Other, Net	36.5						35.4					36.5	35.4
Net Deferred Tax Liabilities	(1,606.9)						(1,399.8)					(1,606.9)	(1,399.8)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense												0.0	0.4	$ 0.2
Interest Income												0.0	0.0	0.0
Reversal of Prior Period Interest Expense												1.4	0.0	0.2
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0.1						0.0					0.1	0.0
Accrual for Payment of Interest and Penalties	0.0						1.4					0.0	1.4
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,						9.3					7.5	9.3	7.5	7.6
Increase - Tax Positions Taken During a Prior Period												1.3	1.8	1.6
Decrease - Tax Positions Taken During a Prior Period												(9.3)	0.0	(0.8)
Increase - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year												0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities												0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations												0.0	0.0	(0.9)
Balance at December 31,	1.3						9.3					1.3	9.3	7.5	7.6
Unrecognized Tax Benefits, if Recognized - Amount	0.8						6.0					$ 0.8	$ 6.0	$ 4.9
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income												35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss												$ 37.0
Income Tax Expense (Credit)												52.1	$ 84.8	$ 66.4
Net Income (Loss)	16.5	$ 84.4		$ 44.3		$ 24.5	7.7		$ 82.1	$ 59.5	$ 46.7	$ 169.7	196.0	144.6
Period with No Change in Unrecognized Tax Benefits												12 months
Pre-2016 TX Income/Franchise Tax Rate												0.95%
New TX Income/Franchise Tax Rate												0.75%
Anticipated TX Income/Franchise Tax Rate												1.00%
Transmission and Distribution Expenses Net Income Adjustment												$ 9.0
Arkansas [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	16.7											$ 16.7
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2021
Arkansas [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	16.2											$ 16.2
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2021
Kentucky [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	89.7											$ 89.7
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2036
Louisiana [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	509.1											$ 509.1
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2036
Louisiana [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	508.3											$ 508.3
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2036
Missouri [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	6.3											$ 6.3
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2036
Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	529.9											$ 529.9
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2036
Oklahoma [Member] | Public Service Co Of Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	273.2											$ 273.2
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2036
Oklahoma [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	4.2											$ 4.2
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2036
Federal [Member]
Federal:
Deferred Investment Tax Credits												$ 17.6
State and Local:
Deferred Investment Tax Credits												17.6
Income Tax Expense:
Deferred Investment Tax Credits												17.6
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	50.0											$ 50.0
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2036
Tax Credit Carryforward
Tax Credit Carryforward, Amount	53.6											$ 53.6
Tax Credit Carryforward Amount To Expire If Not Used	34.3											34.3
Income Taxes (Textuals) [Abstract]
Uncertain Tax Positions Netted Against Operating Loss Carryforward															121.0
Uncertain Tax Position Noncurrent														$ 69.0
Uncertain Tax Positions Netted Against Tax Credit and Alternative Minimum Tax Carryforward Tax Benefits	17.0						59.0					$ 17.0	$ 59.0
Federal [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Dec. 31, 2036
Federal [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Jan. 01, 2032
Federal [Member] | Appalachian Power Co [Member]
Federal:
Deferred Investment Tax Credits												$ (0.1)
State and Local:
Deferred Investment Tax Credits												(0.1)
Income Tax Expense:
Deferred Investment Tax Credits												(0.1)
Tax Credit Carryforward
Tax Credit Carryforward, Amount	11.7											11.7
Tax Credit Carryforward Amount To Expire If Not Used	4.5											$ 4.5
Federal [Member] | Appalachian Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Dec. 31, 2036
Federal [Member] | Appalachian Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Jan. 01, 2032
Federal [Member] | Indiana Michigan Power Co [Member]
Federal:
Deferred Investment Tax Credits												$ 3.8
State and Local:
Deferred Investment Tax Credits												3.8
Income Tax Expense:
Deferred Investment Tax Credits												3.8
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	7.0											$ 7.0
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2036
Tax Credit Carryforward
Tax Credit Carryforward, Amount	9.0											$ 9.0
Tax Credit Carryforward Amount To Expire If Not Used	8.5											$ 8.5
Federal [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Dec. 31, 2036
Federal [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Jan. 01, 2032
Federal [Member] | Ohio Power Co [Member]
Federal:
Deferred Investment Tax Credits												$ 0.0
State and Local:
Deferred Investment Tax Credits												0.0
Income Tax Expense:
Deferred Investment Tax Credits												0.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount	8.6											8.6
Tax Credit Carryforward Amount To Expire If Not Used	0.0											$ 0.0
Federal [Member] | Ohio Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Dec. 31, 2036
Federal [Member] | Ohio Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Jan. 01, 2032
Federal [Member] | Public Service Co Of Oklahoma [Member]
Federal:
Deferred Investment Tax Credits												$ (1.4)
State and Local:
Deferred Investment Tax Credits												(1.4)
Income Tax Expense:
Deferred Investment Tax Credits												(1.4)
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	6.0											$ 6.0
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2036
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0											$ 0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0											$ 0.0
Federal [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Dec. 31, 2036
Federal [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Jan. 01, 2032
Federal [Member] | Southwestern Electric Power Co [Member]
Federal:
Deferred Investment Tax Credits												$ (1.2)
State and Local:
Deferred Investment Tax Credits												(1.2)
Income Tax Expense:
Deferred Investment Tax Credits												(1.2)
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	13.0											$ 13.0
Operating Loss Carryforwards, Expiration Date												Dec. 31, 2036
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.1											$ 0.1
Tax Credit Carryforward Amount To Expire If Not Used	0.0											$ 0.0
Federal [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Dec. 31, 2036
Federal [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date												Jan. 01, 2032
State [Member]
Federal:
Deferred Investment Tax Credits												$ (0.1)
State and Local:
Deferred Investment Tax Credits												(0.1)
Income Tax Expense:
Deferred Investment Tax Credits												(0.1)
Tax Credit Carryforward
Tax Credit Carryforward, Amount	26.6											26.6
Tax Credit Carryforward Amount To Expire If Not Used	26.6											26.6
State [Member] | Appalachian Power Co [Member]
Federal:
Deferred Investment Tax Credits												0.0
State and Local:
Deferred Investment Tax Credits												0.0
Income Tax Expense:
Deferred Investment Tax Credits												0.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0											0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0											0.0
State [Member] | Indiana Michigan Power Co [Member]
Federal:
Deferred Investment Tax Credits												0.0
State and Local:
Deferred Investment Tax Credits												0.0
Income Tax Expense:
Deferred Investment Tax Credits												0.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0											0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0											0.0
State [Member] | Ohio Power Co [Member]
Federal:
Deferred Investment Tax Credits												0.0
State and Local:
Deferred Investment Tax Credits												0.0
Income Tax Expense:
Deferred Investment Tax Credits												0.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0											0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0											0.0
State [Member] | Public Service Co Of Oklahoma [Member]
Federal:
Deferred Investment Tax Credits												3.2
State and Local:
Deferred Investment Tax Credits												3.2
Income Tax Expense:
Deferred Investment Tax Credits												3.2
Tax Credit Carryforward
Tax Credit Carryforward, Amount	26.6											26.6
Tax Credit Carryforward Amount To Expire If Not Used	26.6											26.6
State [Member] | Southwestern Electric Power Co [Member]
Federal:
Deferred Investment Tax Credits												0.0
State and Local:
Deferred Investment Tax Credits												0.0
Income Tax Expense:
Deferred Investment Tax Credits												0.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0											0.0
Tax Credit Carryforward Amount To Expire If Not Used	0.0											0.0
Uk Windfall Tax Issue [Member]
State and Local:
Income Tax Expense (Credit)															80.0
Income Tax Expense:
Income Tax Expense (Credit)															80.0
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Income Tax Expense (Credit)															80.0
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Income Tax Expense (Credit)															80.0
Income Taxes (Textuals) [Abstract]
Income Tax Expense (Credit)															80.0
Interest Income															$ 43.0
Tax Increase Prevention Act of 2014 [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension														50.00%
Tax Increase Prevention Act of 2014 [Member] | Appalachian Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension														50.00%
Tax Increase Prevention Act of 2014 [Member] | Indiana Michigan Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension														50.00%
Tax Increase Prevention Act of 2014 [Member] | Ohio Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension														50.00%
Tax Increase Prevention Act of 2014 [Member] | Public Service Co Of Oklahoma [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension														50.00%
Tax Increase Prevention Act of 2014 [Member] | Southwestern Electric Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension														50.00%
Protecting Americans from Tax Hikes Act of 2015 [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension													50.00%
Bonus Depreciation Extension Phase Down 40													40.00%
Bonus Depreciation Extension Phase Down 30													30.00%
Solar Investment Tax Credit													30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Appalachian Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension													50.00%
Bonus Depreciation Extension Phase Down 40													40.00%
Bonus Depreciation Extension Phase Down 30													30.00%
Solar Investment Tax Credit													30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Indiana Michigan Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension													50.00%
Bonus Depreciation Extension Phase Down 40													40.00%
Bonus Depreciation Extension Phase Down 30													30.00%
Solar Investment Tax Credit													30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Ohio Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension													50.00%
Bonus Depreciation Extension Phase Down 40													40.00%
Bonus Depreciation Extension Phase Down 30													30.00%
Solar Investment Tax Credit													30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Public Service Co Of Oklahoma [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension													50.00%
Bonus Depreciation Extension Phase Down 40													40.00%
Bonus Depreciation Extension Phase Down 30													30.00%
Solar Investment Tax Credit													30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Southwestern Electric Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension													50.00%
Bonus Depreciation Extension Phase Down 40													40.00%
Bonus Depreciation Extension Phase Down 30													30.00%
Solar Investment Tax Credit													30.00%
Net Tax Benefit [Member]
Income Taxes (Textuals) [Abstract]
Discontinued Operations												0.0	$ 6.2	$ 39.0
Expiration of Charitable Contribution Carryforward Deductions [Member]
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance	(6.0)						(17.0)					(6.0)	(17.0)
Income Taxes (Textuals) [Abstract]
Valuation Allowance	(6.0)						(17.0)					(6.0)	(17.0)
Investment in Operations of AEPRO [Member]
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance							(156.0)						(156.0)
Income Taxes (Textuals) [Abstract]
Valuation Allowance							(156.0)						(156.0)
Sale of AEPRO [Member]
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance							(48.0)						(48.0)
Income Taxes (Textuals) [Abstract]
Valuation Allowance							$ (48.0)						$ (48.0)
2011 Audit Issue Settlement [Member]
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance	(56.0)											(56.0)
Income Taxes (Textuals) [Abstract]
Valuation Allowance	(56.0)											(56.0)
Certain Assets Held for Sale and 2015 Federal Income Tax Return [Member]
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance	(66.0)											(66.0)
Income Taxes (Textuals) [Abstract]
Valuation Allowance	$ (66.0)											$ (66.0)

[1]	Includes impairments for Merchant Generating Assets (see Note 7).
[2]	Includes final accounting adjustment for sale of AEPRO (see Note 7).
[3]	Includes sale of AEPRO (see Note 7).